Leases, Operating lease cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease cost	$ 536	$ 418	$ 393